Property and Equipment Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,	December 31,
	2022	2021
Office equipment and computers	$751	$1,098
Furniture & Fixtures	2,584	4,602
Laboratory equipment	3,140	10,083
Leasehold improvements	7,549	955
	14,024	16,738
Less: accumulated depreciation	(5,017)	(6,832)
	$9,007	$9,906